GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues by geographic areas:
License and SaaS	$ 17,284	$ 12,528	$ 15,303
Service revenues	18,571	16,529	16,027
Total revenues	35,855	29,057	31,330
Far East [Member]
Revenues by geographic areas:
License and SaaS	2,794	2,362	1,534
Service revenues	3,487	3,220	3,482
Europe [Member]
Revenues by geographic areas:
License and SaaS	6,985	4,934	9,146
Service revenues	12,250	11,632	10,790
North and South America [Member]
Revenues by geographic areas:
License and SaaS	6,995	4,407	2,442
Service revenues	2,531	1,131	1,595
Africa and Middle East [Member]
Revenues by geographic areas:
License and SaaS	510	825	2,181
Service revenues	$ 303	$ 546	$ 160